Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Schedule of Trading Assets and Liabilities
Trading assets	SFr 205,898	SFr 241,313
Trading liabilities	59,457	72,667
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	83,381	94,405
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	80,481	94,493
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	30,040	37,979
Trading liabilities	26,586	36,868
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,996	14,436
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 32,871	SFr 35,799